Fair Value Measurements - Schedule of Market Assumptions used in the Valuation of the Public Warrants (Details) - HCM II Acquisition Corp	Sep. 30, 2025 Y $ / shares	Mar. 26, 2025 Y $ / shares	Aug. 19, 2024
Underlying ordinary share price
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	16.41	10.8	9.98
Exercise price
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input			11.5
Term (years)
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	0.08	0.42	7
Risk-free rate
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	4.2	4.28	3.78
Volatility
Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability [Line Items]
Fair Value Measurement Input	77.5	10.73	9